SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. government-sponsored agency guaranteed | Citicorp
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	$ 54,200,000,000
Contractual servicing fees received	500,000,000
Cash flows received on retained interests and other net cash flows	100,000,000
Gains (losses) recognized on the securitization	10,000,000
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average discount rate, date of sale or securitization (as a percent)	11.40%	12.00%
Weighted average constant prepayment rate, date of sale or securitization (as a percent)	10.20%	7.90%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	6.10%	8.10%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	27.70%	28.70%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	1,987,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(46,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(90,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(110,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(211,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(11,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(21,000,000)
U.S. government-sponsored agency guaranteed | Citicorp | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	0.20%	0.60%
Constant prepayment rate, date of sale or securitization (as a percent)	6.70%	2.20%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	0.60%	1.30%
Constant prepayment rate, transferor's continuing involvement (as a percent)	9.00%	18.90%
U.S. government-sponsored agency guaranteed | Citicorp | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	14.40%	28.30%
Constant prepayment rate, date of sale or securitization (as a percent)	36.40%	30.60%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	17.20%	16.40%
Constant prepayment rate, transferor's continuing involvement (as a percent)	57.80%	30.60%
U.S. government-sponsored agency guaranteed | Citi Holdings
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	400,000,000
Contractual servicing fees received	400,000,000
Gains (losses) recognized on the securitization	45,000,000	78,000,000
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	9.70%	6.90%
Weighted average discount rate, transferor's continuing involvement (as a percent)	9.70%	6.90%
Constant prepayment rate, transferor's continuing involvement (as a percent)	28.60%	30.00%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	28.60%	30.00%
Weighted average life, transferor's continuing involvement	4 years 1 month 6 days	3 years 8 months 12 days
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	618,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(22,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(42,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(57,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(109,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(32,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(64,000,000)
Non-agency-sponsored mortgages | Citicorp
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	2,300,000,000
Gains (losses) recognized on the securitization	20,000,000
Senior interests | Citicorp
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average discount rate, date of sale or securitization (as a percent)	8.10%	4.50%
Weighted average constant prepayment rate, date of sale or securitization (as a percent)	9.30%	1.90%
Weighted average anticipated net credit losses, date of sale or securitization (as a percent)	60.30%	45.30%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	9.00%	9.60%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	12.30%	26.20%
Weighted average anticipated credit losses, transferor's continuing involvement (as a percent)	47.00%	37.60%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	88,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(2,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(4,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(1,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(3,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(1,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(3,000,000)
Senior interests | Citicorp | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	1.20%	2.40%
Constant prepayment rate, date of sale or securitization (as a percent)	1.90%	1.00%
Anticipated net credit losses, date of sale or securitization (as a percent)	37.50%	35.00%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	1.20%	2.20%
Constant prepayment rate, transferor's continuing involvement (as a percent)	1.90%	1.70%
Anticipated credit losses, transferor's continuing involvement (as a percent)	0.10%	0.00%
Senior interests | Citicorp | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	24.00%	10.00%
Constant prepayment rate, date of sale or securitization (as a percent)	22.80%	2.20%
Anticipated net credit losses, date of sale or securitization (as a percent)	80.20%	72.00%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	24.00%	24.40%
Constant prepayment rate, transferor's continuing involvement (as a percent)	22.80%	51.80%
Anticipated credit losses, transferor's continuing involvement (as a percent)	80.20%	77.90%
Senior interests | Citi Holdings
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	4.20%	9.80%
Constant prepayment rate, transferor's continuing involvement (as a percent)	21.70%	38.80%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	21.70%	38.80%
Anticipated credit losses, transferor's continuing involvement (as a percent)	0.50%	0.40%
Weighted average anticipated credit losses, transferor's continuing involvement (as a percent)	0.50%	0.40%
Weighted average life, transferor's continuing involvement	4 years 4 months 24 days
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	39,000,000
Carrying value of retained interests, impact of 20% adverse change in discount rate	(1,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(3,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(7,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(9,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(19,000,000)
Senior interests | Citi Holdings | Low end of range
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	4.10%	2.90%
Weighted average life, transferor's continuing involvement		3 years 3 months 18 days
Senior interests | Citi Holdings | High end of range
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	10.00%	18.00%
Weighted average life, transferor's continuing involvement		4 years 8 months 12 days
Subordinated interests | Citicorp
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average discount rate, date of sale or securitization (as a percent)	13.80%	11.00%
Weighted average constant prepayment rate, date of sale or securitization (as a percent)	10.10%	17.30%
Weighted average anticipated net credit losses, date of sale or securitization (as a percent)	54.10%	25.00%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	13.80%	13.50%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	10.00%	10.50%
Weighted average anticipated credit losses, transferor's continuing involvement (as a percent)	54.10%	57.20%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	466,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(31,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(59,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(11,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(22,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(13,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(24,000,000)
Subordinated interests | Citicorp | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	1.10%	8.40%
Constant prepayment rate, date of sale or securitization (as a percent)	1.60%	5.20%
Anticipated net credit losses, date of sale or securitization (as a percent)	33.40%	11.40%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	1.10%	1.30%
Constant prepayment rate, transferor's continuing involvement (as a percent)	0.50%	0.60%
Anticipated credit losses, transferor's continuing involvement (as a percent)	33.40%	29.30%
Subordinated interests | Citicorp | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	29.20%	17.60%
Constant prepayment rate, date of sale or securitization (as a percent)	29.40%	22.10%
Anticipated net credit losses, date of sale or securitization (as a percent)	90.00%	58.60%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	29.20%	28.10%
Constant prepayment rate, transferor's continuing involvement (as a percent)	29.40%	29.10%
Anticipated credit losses, transferor's continuing involvement (as a percent)	90.00%	90.00%
Subordinated interests | Citi Holdings
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	8.00%	9.20%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	15.70%	8.10%
Weighted average anticipated credit losses, transferor's continuing involvement (as a percent)	50.10%	63.20%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	16,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(1,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(2,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(1,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(2,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(4,000,000)
Subordinated interests | Citi Holdings | Low end of range
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	3.40%	6.70%
Constant prepayment rate, transferor's continuing involvement (as a percent)	12.70%	2.00%
Anticipated credit losses, transferor's continuing involvement (as a percent)	50.00%	57.20%
Weighted average life, transferor's continuing involvement	6 years	0 years
Subordinated interests | Citi Holdings | High end of range
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	12.40%	18.20%
Constant prepayment rate, transferor's continuing involvement (as a percent)	18.70%	9.60%
Anticipated credit losses, transferor's continuing involvement (as a percent)	50.10%	90.00%
Weighted average life, transferor's continuing involvement	7 years 4 months 24 days	8 years 1 month 6 days
Mortgage-backed securities | Citicorp
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations		57,300,000,000	65,100,000,000
Contractual servicing fees received		500,000,000	500,000,000
Cash flows received on retained interests and other net cash flows		100,000,000	100,000,000
Gains (losses) recognized on the securitization		(9,000,000)	(5,000,000)
Mortgage-backed securities | Citi Holdings
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations		1,100,000,000	600,000,000
Contractual servicing fees received		600,000,000	800,000,000
Cash flows received on retained interests and other net cash flows		100,000,000	100,000,000
Collateralized debt obligations (CDOs) | Citi Holdings
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	16,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(2,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(3,000,000)
Collateralized debt obligations (CDOs) | Citi Holdings | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	46.90%
Collateralized debt obligations (CDOs) | Citi Holdings | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	51.60%
Collateralized loan obligations (CLOs) | Citi Holdings
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	428,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(2,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(4,000,000)
Collateralized loan obligations (CLOs) | Citi Holdings | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	1.90%
Collateralized loan obligations (CLOs) | Citi Holdings | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	2.10%
Asset-based financing | Citicorp
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	1,726,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(22,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(44,000,000)
Asset-based financing | Citi Holdings
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	339,000,000
Credit card securitizations | Citicorp
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	2,400,000,000	3,900,000,000	5,500,000,000
Pay down of maturing notes	(21,700,000,000)	(20,500,000,000)	(40,300,000,000)
Credit card securitizations | Citi Holdings
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	$ 400,000,000